Operating Segments - Schedule of Reporting on Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Matrix [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	$ 1,810,605	$ 1,500,863	$ 1,416,283
Inter-segment revenues	2,934	7,597	3,579
Total revenues	1,813,539	1,508,460	1,419,862
Depreciation and amortization	57,678	50,496	55,230
Segment operating income	151,791	121,665	106,831
Sapiens [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	625,438	549,992	531,415
Inter-segment revenues	858	2,528	3,637
Total revenues	626,296	552,520	535,052
Depreciation and amortization	21,297	20,763	20,553
Segment operating income	59,997	61,237	57,108
Magic Software [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	57,650	42,960	36,912
Inter-segment revenues	(8)	21
Total revenues	57,642	42,981	36,912
Depreciation and amortization	11,177	6,843	4,801
Segment operating income	9,381	8,723	6,366
Michpal [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	38,429	38,068	45,286
Inter-segment revenues
Total revenues	38,429	38,068	45,286
Depreciation and amortization	27,878	9,224	8,090
Segment operating income	(24,248)	(4,939)	(3,126)
ZAP Group [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	220,489	170,315	156,662
Inter-segment revenues	260	102	525
Total revenues	220,749	170,417	157,187
Depreciation and amortization	10,429	8,240	7,950
Segment operating income	15,983	11,449	9,492
Other [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	(125,487)	(83,764)	(76,111)
Inter-segment revenues	(4,044)	(10,248)	(7,741)
Total revenues	(129,531)	(94,012)	(83,852)
Depreciation and amortization	(7,795)	(5,894)	(5,582)
Segment operating income	(10,379)	(6,490)	(8,149)
Adjustments [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	2,627,124	2,218,434	2,110,447
Inter-segment revenues
Total revenues	2,627,124	2,218,434	2,110,447
Depreciation and amortization	120,664	89,672	91,042
Segment operating income	202,525	191,645	168,522
Unallocated corporate expenses	(6,148)	(8,313)	(10,478)
Total operating income	196,377	183,332	158,044
Financial expenses, net	(49,988)	(24,467)	(24,790)
Group’s share of profits of companies accounted for at equity, net	3,654	2,077	773
Taxes on income	(40,459)	(38,773)	(31,834)
Net income from continued operations	109,584	122,169	102,193
Net income from discontinued operations	559,480	71,621	63,539
Net income	$ 669,064	$ 193,790	$ 165,732